Share-based payment arrangements - General and MIP (Details) instrument in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) SFr / shares instrument plan shares	Dec. 31, 2014 USD ($) SFr / shares instrument shares	Dec. 31, 2013 USD ($) SFr / shares instrument	Dec. 31, 2015 CHF (SFr) SFr / shares shares	Dec. 31, 2015 USD ($) SFr / shares shares
Share-based payment arrangements
Number of share-based payment plans | plan	3
Compensation cost for equity-settled stock based arrangements | $	$ 61	$ 73	$ 71
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)				94,000,000	94,000,000
Numbers of shares held in treasury stock		55,843,639		123,118,123	123,118,123
Treasury stock that could be used to settle share-based payment arrangements (in shares)				37,000,000	37,000,000
Warrants and options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period	3 years
Expiration period after date of grant	6 years
Time period of interest rate used as the basis for the risk-free rate	6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)	17.00%	18.00%	21.00%
Dividend yield (as a percent)	3.20%	2.90%	2.90%
Expected term	6 years	6 years	6 years
Risk-free interest rate (as a percent)	(0.30%)	0.20%	0.60%
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period | instrument	342.7
Number of instruments Granted | instrument	86.5
Number of instruments Exercised | instrument	(25.2)		0.0
Number of instruments Forfeited | instrument	(4.9)
Number of instruments outstanding at end of period | instrument	399.1	342.7
Number of instruments Vested and expected to vest at end of period | instrument	390.6
Number of instruments Exercisable at end of period | instrument	173.1
Number of shares outstanding at beginning of period (in shares)	68,500,000
Share-equivalent of instruments granted (in shares)	17,300,000
Share-equivalent of instruments exercised (in shares)	(5,000,000)
Share-equivalent of instruments forfeited (in shares)	(1,000,000)
Number of shares outstanding at end of period (in shares)	79,800,000	68,500,000
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)	78,100,000
Share-equivalent of instruments exercisable at end of period (in shares)	34,600,000
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares	20.64
Weighted-average exercise price, Granted (in Swiss francs per share) | SFr / shares	19.50
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares	18.69
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares	20.43
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares	20.51	20.64
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares	20.52
Weighted-average exercise price, Exercisable (in Swiss francs per share) | SFr / shares	20.40
Weighted-average remaining contractual term, Outstanding	3 years 6 months
Weighted-average remaining contractual term, Vested and expected to vest	3 years 4 months 24 days
Weighted-average remaining contractual term, Exercisable	1 year 10 months 24 days
Aggregate intrinsic value, Outstanding | SFr				SFr 27
Aggregate intrinsic value, Vested and expected to vest | SFr				27
Aggregate intrinsic value, Exercisable | SFr				SFr 27
Conversion ratio	5
Cash received upon exercise of options and warrants | $	$ 101
Unrecognized compensation cost, non-vested warrants and option | $					$ 52
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	2 years
Weighted-average grant-date fair value of warrants and options (per instrument) | SFr / shares	0.39	0.49	0.66
Aggregate intrinsic value of instruments exercised | $	$ 10
Exercise price of 22.50 | Warrants and options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	36.7
Number of shares outstanding at end of period (in shares)	7,300,000
Weighted-average remaining contractual term, Outstanding	4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				22.50	22.50
Exercise Price 25.50 | Warrants and options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	43.1
Number of shares outstanding at end of period (in shares)	8,600,000
Weighted-average remaining contractual term, Outstanding	1 year 4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				25.50	25.50
Exercise price 15.75 | Warrants and options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	58.1
Number of shares outstanding at end of period (in shares)	11,600,000
Weighted-average remaining contractual term, Outstanding	2 years 4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				15.75	15.75
Exercise price 17.50 | Warrants and options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	14.5
Number of shares outstanding at end of period (in shares)	2,900,000
Weighted-average remaining contractual term, Outstanding	2 years 4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				17.50	17.50
Exercise price of 21.50 | Warrants and options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	83.7
Number of shares outstanding at end of period (in shares)	16,700,000
Weighted-average remaining contractual term, Outstanding	3 years 4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				21.50	21.50
Exercise price of 21.00 | Warrants and options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	77.3
Number of shares outstanding at end of period (in shares)	15,500,000
Weighted-average remaining contractual term, Outstanding	4 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares				21.00	21.00
Exercise price of 19.50 | Warrants and options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	85.7
Number of shares outstanding at end of period (in shares)	17,200,000
Weighted-average remaining contractual term, Outstanding	5 years 7 months 6 days
Exercise price (in Swiss francs) | SFr / shares				19.50	19.50